Financial Information by Operating Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 60,958	$ 63,668	$ 98,300
Construction in progress	69,792	36,389
Cost of sales	(48,506)	(57,824)	(89,302)
Discontinued operations assets:	156,256	172,295
Gross profit	12,452	5,844	8,998
Total Capital expenditure	7,817	153,678	75,096
Assets held for sale	3,352	11,445
Revenues from discontinued operations	891	941	956
Other assets held for sale	152,904	160,850
Cost of revenues from discontinued operations	(70)	(74)	(113)
Gross profit	821	867	843
Assets	383,530	389,846
Cash and cash equivalents	6,363	514	170,960	$ 265,649
Restricted cash	2,881
Accounts receivable, net	25,459	21,864
Accounts receivable due from a relate party	2,247	821
Amount due from a relate party	950	66
Inventories, net	4,646	3,108
Prepaid expenses and other current assets	40,914	31,275
Property, plant and equipment, net	49,145	55,848
Acquired intangible assets, net	3,785	8,157
Land use rights, net	1,966	2,129
Other non-current assets	19,126	57,380
Discontinued Operations
Segment Reporting Information [Line Items]
Total Capital expenditure	3,979	90,636	39,946
Real Estate
Segment Reporting Information [Line Items]
Revenues	3,327	3,474	1,632
Cost of sales	(1,088)	(1,022)	(849)
Operating segments | Mobile phone business
Segment Reporting Information [Line Items]
Revenues	57,631	60,194	96,668
Cost of sales	(47,418)	(56,802)	(88,453)
Total Capital expenditure	1,739	5,865	15,988
Assets	90,672	73,268
Cash and cash equivalents	6,363	514
Restricted cash	2,881
Accounts receivable, net	23,480	21,146
Accounts receivable due from a relate party	2,247	821
Notes receivable, net	0	0
Amount due from a relate party	950	66
Inventories, net	4,646	3,108
Prepaid expenses and other current assets	40,914	31,275
Property, plant and equipment, net	5,406	8,181
Acquired intangible assets, net	3,785	8,157
Operating segments | Real Estate
Segment Reporting Information [Line Items]
Revenues	3,327	3,474	1,632
Cost of sales	(1,088)	(1,022)	(849)
Total Capital expenditure	2,099	57,177	$ 19,162
Assets	136,602	144,283
Accounts receivable, net	1,979	718
Property, plant and equipment, net	43,739	47,667
Land use rights, net	1,966	2,129
Other non-current assets	$ 19,126	$ 57,380